ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - Additional information (Details)	Dec. 31, 2024 USD ($)
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Advertising fees	$ 104,347
Paid to Advertising fees	$ 135,891